Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of right-of-use assets and lease liabilities

			Technical
			equipment	Office
	Rights		and	and other
In € thousand	to buildings	Vehicles	machinery	equipment	Total
January 1, 2022	10,910	43	428	144	11,525
Additions to right-of-use assets	1,526	63	23	—	1,612
Transfer	—	—	—	(144)	(144)
Disposal of right-of-use assets	—	(3)	(1)	—	(4)
Depreciation	(2,889)	(49)	(39)	—	(2,977)
Indexation impact	488	—	—	—	488
December 31, 2022	10,034	54	411	—	10,499
Additions to right-of-use assets	3,126	—	17	—	3,143
Depreciation	(3,553)	(19)	(51)	—	(3,623)
Indexation impact	1,256	—	—	—	1,256
December 31, 2023	10,863	35	377	—	11,275

Schedule of carrying amounts of lease liabilities and the movements

In € thousand	Lease Liability
January 1, 2022	11,823
Additions	1,385
Accrued interest	(7)
Interest	443
Payments	(3,163)
Indexation impact	488
December 31, 2022	10,969
Additions	2,369
Accrued interest	(2)
Interest	604
Payments	(4,029)
Indexation impact	1,256
December 31, 2023	11,167

In € thousand	12/31/2023	12/31/2022
Current	2,943	2,616
Non-current	8,224	8,353
Total lease liabilities	11,167	10,969

Schedule of lease related expense recognised in consolidated statement of operations and comprehensive income

In € thousand	2023	2022	2021
Depreciation of right of-use-assets	3,623	2,977	1,941
Interest expense on lease liabilities	604	443	437
Short-term lease expenses	214	6	488
Lease expenses for low-value assets	94	137	220
Total amount recognized in expense	4,535	3,563	3,086

Schedule of information about the composition of the lease payments

In € thousand	2023	2022
Fixed lease payments	1,502	1,212
Variable lease payments	2,527	1,951
Total amount of lease payments	4,029	3,163

Schedule of information on the total cash outflow from all leases

In € thousand	2023	2022	2021
Principal paid	3,425	2,720	1,781
Interest paid	604	443	437
Short term and low value leases	308	143	708
Total amount paid	4,337	3,306	2,926